ASSETS AND LIABLITIES HELD FOR SALE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Proceeds from sale of investment/subsidiary		$ 6,745	$ 50
Non-current assets
Tangible fixed assets		7,071	59,728	$ 76,991
Right of use assets				525
Total non-current assets		7,547	61,016	82,896
Non-current liabilities
Mortgage Payable		$ 39,304	48,197
Lease liability				$ 540
Quebec Inc. 9366-5230 ("Mirabel")
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Proceeds from sale of investment/subsidiary	$ 6,100
Assets and liabilities held for sale
Non-current assets
Tangible fixed assets			2,725
Right of use assets			536
Total non-current assets			3,261
Non-current liabilities
Mortgage Payable			1,532
Lease liability			558
Total non-current liabilities			$ 2,090